BORROWINGS (Borrowings by Currency) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,146,414	$ 1,031,865
US dollar ($) | Borrowings - Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	609,062	684,554
US dollar ($) | Borrowings - Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	1,021,909	197,259
Brazilian real (BRL) | Borrowings - Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	456,846	0
Brazilian real (BRL) | Borrowings - Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	352	0
Colombian peso (COP) | Borrowings - Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	0	38,934
Colombian peso (COP) | Borrowings - Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	53,135	92,680
Guatemala, Quetzales | Borrowings - Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	5,110	5,094
Mexican peso (MXN) | Borrowings - Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	0	13,339
Argentine peso (ARS) | Borrowings - Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 5